INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF EXPECTED INCOME TAX EXPENSE

A reconciliation of the expected income tax expense to the actual income tax expense is as follows:

	2023	2022
Net loss before tax	$(2,654,950)	$(1,556,055)
Statutory tax rate	21%	21%
Expected income tax recovery at statutory rate	(557,539)	(326,771)
Non-deductible expenditures	8,900	299,253
Change in valuation allowance	548,639	27,518
Total income tax expense	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS

The Company has the following deductible temporary differences:

	2023	2022
Deferred income tax assets
Non-capital loss carry-forward	$313,022	$197,276
Equity security	8,917	-
Stock-based compensation	411,746	-
Total deferred income tax assets	733,685	197,276
Deferred income tax liabilities
Equity security	-	(12,230)
Less: Valuation allowance	(733,685)	(185,046)
Net deferred income tax assets	$-	$-